Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	485BPOS
Document Period End Date	dei_DocumentPeriodEndDate	Jan. 12, 2018
Entity Registrant Name	dei_EntityRegistrantName	Reality Shares ETF Trust
Entity Central Index Key	dei_EntityCentralIndexKey	0001573496
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Jan. 17, 2018
Document Effective Date	dei_DocumentEffectiveDate	Jan. 17, 2018
Prospectus Date	rr_ProspectusDate	Jan. 16, 2018
REALITY SHARES NASDAQ NEXGEN ECONOMY ETF | REALITY SHARES NASDAQ NEXGEN ECONOMY ETF
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	BLCN